Mar. 01, 2016

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Summary Prospectus

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Transamerica Multi-Manager Alternative Strategies Portfolio

The following information will supplement and supersede any contrary information concerning Transamerica Multi-Manager Alternative Strategies Portfolio (the “Fund”) contained in the Prospectus and Summary Prospectus.

Effective May 1, 2016, the fourth paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus and the fourth paragraph of the “More on Each Portfolio’s Strategies and Investments – Transamerica Multi-Manager Alternative Strategies Portfolio” section of the Prospectus is replaced by the information below:

The fund may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying funds. The fund also may, but is not required to, invest to a limited degree directly in futures contracts for the purpose of hedging certain equity and fixed income market exposures. The use of futures would be limited to exchange-traded equity index and U.S. Treasury futures.

Effective May 1, 2016, the following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus concerning the Fund:

CFTC Regulation – The Investment Manager has registered as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment manager to the fund. The Investment Manager is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (“CFTC”), and is a member of the National Futures Association and is also subject to its rules. Regulation of commodity investing continues to change, and additional compliance and other expenses may be incurred.

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Investors Should Retain this Supplement for Future Reference

April 29, 2016